INVESTMENT SECURITIES (Schedule of Amortized Cost and Fair Values of Investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013
AVAILABLE FOR SALE
Amortized Cost	$ 28,189		$ 77,067
Gross Unrealized Gains	198		231
Gross Unrealized Losses			(112)
Fair Value	28,387		77,186
HELD TO MATURITY
Amortized Cost	22,047		26,420
Gross Unrealized Gains	551		864
Gross Unrealized Losses	(118)		(328)
Total	22,480		26,956
U.S. Government Agency Securities [Member]
HELD TO MATURITY
Amortized Cost	16,848		9,995
Gross Unrealized Gains	11
Gross Unrealized Losses	(118)		(328)
Total	16,741		9,667
Corporate Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost	26,123		73,349
Gross Unrealized Gains	188		223
Gross Unrealized Losses			(107)
Fair Value	26,311		73,465
HELD TO MATURITY
Amortized Cost	5,199		14,425
Gross Unrealized Gains	540		853
Gross Unrealized Losses
Total	5,739		15,278
Foreign Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost	2,066	[1]	3,718	[1]
Gross Unrealized Gains	10	[1]	8	[1]
Gross Unrealized Losses		[1]	(5)	[1]
Fair Value	2,076	[1]	3,721	[1]
HELD TO MATURITY
Amortized Cost		[1]	2,000	[1]
Gross Unrealized Gains		[1]	11	[1]
Gross Unrealized Losses		[1]		[1]
Total		[1]	$ 2,011	[1]

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.